Working capital - Analysis of provisions for obsolescence of inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Classes of inventory [Line Items]
Balance at beginning of the year	£ 63	£ 71	£ 88
Exchange differences	0	0	(2)
Income statement charge/(release)(i)	47	(3)	0
Utilised	(12)	(5)	(15)
Ending balance	£ 98	£ 63	£ 71